Equity - Schedule of Composition of Share Capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Share Capital [Abstract]
Authorized No. of shares	20,000,000	20,000,000
Issued and paid-up No. of shares	5,286,982	3,161,779